Financial Instruments - Summary of Aging of Trade Receivable Balances (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 18,188,109	$ 9,560,268
Less expected credit loss	(10,525,757)	(723,623)
Current Trade Receivables Net Of Allowance	7,662,352	8,836,645
Current
Disclosure Of Financial Instruments [Line Items]
Trade receivables	3,563,099	5,744,599
Past due 0-30 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	1,259,657	930,050
Past due 31-120 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	1,258,588	1,993,731
Past due over 121 days
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 12,106,765	$ 891,888